Investment Objectives and Goals - Cohen & Steers Real Assets Active ETF	Aug. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	COHEN & STEERS REAL ASSETS ACTIVE ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of Cohen & Steers Real Assets Active ETF (the “Fund”) are to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments.